Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Accounts receivable	47,819,952	65,438,392	9,310,038
Less: allowance for credit losses	(24,105,435)	(21,830,225)	(3,105,825)
Accounts receivable, net	23,714,517	43,608,167	6,204,213

Schedule of Changes in Allowance for Credit Losses

The following table summarizes the changes in allowance for credit losses:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Beginning balance	27,735,262	24,105,435	3,353,380
Reversal of allowance for credit losses, net	(3,951,391)	(253,023)	(35,998)
Deconsolidation of subsidiaries	-	(1,536,649)	(218,622)
Exchange rate difference	321,564	(485,538)	7,065
Ending balance	24,105,435	21,830,225	3,105,825